NMCO
Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments    July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 160.7% (98.7% of Total Investments)
	MUNICIPAL BONDS – 157.7% (96.8% of Total Investments)
	Alabama – 5.9% (3.6% of Total Investments)
$42,450	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	Caa2	$37,234,593
3,500	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	3,907,365
45,950	Total Alabama			41,141,958
	Alaska – 1.0% (0.6% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
1,510	5.000%, 6/01/32	8/20 at 100.00	B3	1,510,392
5,195	5.000%, 6/01/46	8/20 at 100.00	B3	5,196,351
6,705	Total Alaska			6,706,743
	Arizona – 4.9% (3.0% of Total Investments)
4,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence East Tucson & Central Tucson Projects, Series 2019A, 5.000%, 7/01/49, 144A	7/24 at 101.00	N/R	4,100,520
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2019:
1,860	5.000%, 7/01/49, 144A	7/29 at 100.00	BB	1,938,659
1,500	5.000%, 7/01/54, 144A	7/29 at 100.00	BB	1,556,715
340	Arizona Industrial Development Authority, Nevada, Education Revenue Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A, 4.000%, 7/15/40, 144A	7/28 at 100.00	BB+	332,217
1,000	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%, 1/01/50, 144A	1/30 at 100.00	N/R	1,015,180
	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B:
2,000	5.000%, 7/01/39, 144A	7/29 at 100.00	Ba2	2,171,520
5,355	5.000%, 7/01/49, 144A	7/29 at 100.00	Ba2	5,723,799
1,525	5.000%, 7/01/54, 144A	7/29 at 100.00	Ba2	1,624,628
600	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2016A, 5.000%, 7/01/35, 144A	7/25 at 100.00	BB	639,132
2,700	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc Project, Series 2014, 5.375%, 2/01/41	2/24 at 100.00	B+	2,757,294
3,540	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2017, 5.000%, 6/15/52, 144A	6/22 at 100.00	N/R	3,549,770
500	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2019, 5.000%, 6/15/52, 144A	6/25 at 100.00	N/R	503,400

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2013:
$1,005	6.000%, 7/01/43	8/20 at 102.00	BB-	$1,020,306
1,000	6.000%, 7/01/48	8/20 at 102.00	BB-	1,013,770
1,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%, 7/01/51, 144A	7/26 at 103.00	N/R	1,050,240
50	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019, 5.000%, 7/01/49, 144A	7/26 at 100.00	N/R	50,971
380	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020, 5.250%, 6/15/50, 144A	6/28 at 100.00	N/R	382,162
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A:
2,205	6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	2,297,103
2,350	6.125%, 10/01/52, 144A	10/27 at 100.00	N/R	2,416,153
32,910	Total Arizona			34,143,539
	Arkansas – 3.9% (2.4% of Total Investments)
27,050	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A	9/26 at 103.00	B	27,472,521
	California – 6.1% (3.8% of Total Investments)
1,555	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55	6/30 at 26.72	N/R	271,923
1,530	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science and Language Academy Project, Series 2020, 6.250%, 7/01/58, 144A	7/27 at 102.00	N/R	1,572,993
2,500	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	2,513,050
	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A:
4,020	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	3,805,131
4,380	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	4,009,452
	California School Finance Authority, Charter School Revenue Bonds, Arts in Action Charter Schools - Obligated Group, Series 2020A:
1,410	5.000%, 6/01/50, 144A	6/27 at 100.00	N/R	1,482,234
700	5.000%, 6/01/59, 144A	6/27 at 100.00	N/R	732,046
2,065	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB-	2,233,132
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,480	5.000%, 12/01/41, 144A	6/26 at 100.00	BB-	1,632,144
10,090	5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	10,978,122
1,095	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB-	1,219,731

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
$3,160	5.750%, 7/01/24 (4), (5)	8/20 at 100.00	N/R	$2,658,255
40	5.750%, 7/01/30 (4), (5)	8/20 at 100.00	N/R	33,649
1,515	5.750%, 7/01/35 (4), (5)	8/20 at 100.00	N/R	1,274,448
2,480	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22 (4), (5)	8/20 at 100.00	N/R	2,086,226
1,130	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25 (4), (5)	8/20 at 100.00	N/R	950,579
25,000	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A, 0.000%, 6/01/46	8/20 at 20.45	N/R	5,102,000
64,150	Total California			42,555,115
	Colorado – 9.5% (5.8% of Total Investments)
1,000	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	1,001,520
1,000	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Subordinate Convertible to Senior Capital Appreciation Series 2019B, 0.000%, 12/01/49	6/24 at 79.97	N/R	557,010
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Loveland Classical Schools Project, Series 2016:
530	3.750%, 7/01/26, 144A	No Opt. Call	BB	534,521
500	5.000%, 7/01/36, 144A	7/26 at 100.00	BB	512,040
10,170	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain Classical Academy Project, Refunding Series 2019, 5.000%, 10/01/59, 144A	10/27 at 100.00	Ba1	10,492,694
12,485	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 3.250%, 8/01/49	8/29 at 100.00	BBB+	12,658,791
1,000	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	12/24 at 103.00	N/R	956,930
	Denver International Business Center Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2010:
345	5.000%, 12/01/30	12/20 at 100.00	BBB-	347,850
215	5.375%, 12/01/35	12/20 at 100.00	BBB-	216,776
14,000	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 0.000%, 12/01/49 (6)	3/25 at 93.28	N/R	9,649,640
5,000	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49	3/25 at 103.00	N/R	5,116,900
1,075	Indy Oak Tod Metropolitan District, Lakewood, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.500%, 12/01/50, 144A	6/25 at 103.00	N/R	1,130,685
500	Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	505,160
500	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26	12/25 at 100.00	N/R	509,345

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$515	North Vista Highlands Metropolitan District 3, Pueblo County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49	3/25 at 103.00	N/R	$521,262
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
5,000	5.000%, 12/01/39	12/24 at 103.00	N/R	5,259,350
5,000	5.000%, 12/01/49	12/24 at 103.00	N/R	5,188,950
1,000	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019, 7.250%, 12/15/49	12/24 at 103.00	N/R	1,001,640
705	Penrith Park Metropolitan District, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	710,407
1,200	Sky Ranch Community Authority Board, Arapahoe County, Colorado, Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A, 5.000%, 12/01/49	12/24 at 102.00	N/R	1,219,428
880	Sky Ranch Community Authority Board, Arapahoe County, Colorado, Limited Tax Supported District 1 Revenue Bonds, Subordinate Series 2019B, 7.625%, 12/15/49	12/24 at 102.00	N/R	887,903
500	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	505,335
760	Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Refunding & Improvement Series 2019A, 5.250%, 12/01/51	12/25 at 103.00	N/R	773,787
	Thompson Crossing Metropolitan District 4, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2019:
1,400	5.000%, 12/01/39	9/24 at 103.00	N/R	1,467,018
2,125	5.000%, 12/01/49	9/24 at 103.00	N/R	2,164,206
1,000	Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	1,003,580
1,000	Willow Bend Metropolitan District, City of Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	1,017,840
69,405	Total Colorado			65,910,568
	Connecticut – 0.1% (0.1% of Total Investments)
12,190	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (5)	No Opt. Call	N/R	792,349
	Delaware – 0.2% (0.1% of Total Investments)
1,500	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa2	1,508,400
	District of Columbia – 2.8% (1.7% of Total Investments)
87,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	8/20 at 20.45	N/R	17,711,460

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$2,000	District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc, Series 2019A, 5.250%, 5/15/55, 144A	5/30 at 100.00	N/R	$1,814,080
89,000	Total District of Columbia			19,525,540
	Florida – 18.5% (11.3% of Total Investments)
	Academical Village Community Development District, Davie, Florida, Special Assessment Revenue Bonds, Series 2020:
2,000	3.625%, 5/01/40	5/30 at 100.00	N/R	1,984,400
1,000	4.000%, 5/01/51	5/30 at 100.00	N/R	1,006,780
	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015:
4,370	5.875%, 7/01/40, 144A	7/25 at 100.00	N/R	3,816,277
2,500	6.000%, 7/01/45, 144A	7/25 at 100.00	N/R	2,167,600
	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020:
140	5.000%, 12/15/35, 144A	7/26 at 100.00	N/R	150,693
100	5.000%, 12/15/50, 144A	7/26 at 100.00	N/R	105,441
100	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Imagine School at Land O'Lakes Project, Series 2020A, 5.000%, 12/15/49, 144A	12/30 at 100.00	Ba1	104,522
1,950	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pineapple Cove Classical Academy, Series 2019A, 5.125%, 7/01/39, 144A	1/29 at 100.00	N/R	2,048,397
1,000	Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens Senior Living Community Project, Series 2015A, 7.000%, 4/01/49	4/22 at 103.00	N/R	704,840
	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc Project, Series 2017:
1,490	5.625%, 8/01/37, 144A	8/24 at 103.00	N/R	1,203,294
3,735	5.875%, 8/01/52, 144A	8/24 at 103.00	N/R	2,796,544
170	Cypress Preserve Community Development District, Pasco County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2019, 4.125%, 11/01/50	11/29 at 100.00	N/R	171,892
	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
1,000	5.500%, 11/01/39, 144A	11/29 at 100.00	N/R	1,116,510
1,000	5.750%, 11/01/49, 144A	11/29 at 100.00	N/R	1,120,320
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
165	5.000%, 6/15/24, 144A	No Opt. Call	N/R	160,535
2,500	5.875%, 6/15/34, 144A	6/24 at 100.00	N/R	2,354,075
5,795	6.000%, 6/15/44, 144A	6/24 at 100.00	N/R	5,238,274
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies of Pasco County Inc, Series 2020A:
2,435	5.000%, 1/01/40, 144A	1/27 at 100.00	N/R	2,483,018
500	5.000%, 1/01/50, 144A	1/27 at 100.00	N/R	504,340
500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	568,190

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,575	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc Projects, Series 2017A, 6.000%, 6/15/37, 144A	6/27 at 100.00	N/R	$1,650,537
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
11,795	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	10/20 at 104.00	N/R	10,388,092
3,200	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	10/20 at 105.00	N/R	2,792,768
47,815	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	10/20 at 105.00	N/R	41,532,587
7,000	Florida Development Finance Corporation, Student Housing Revenue Bonds, Midtown Campus Properties LLC Project, Series 2019, 6.875%, 12/01/38, 144A (5)	12/23 at 105.00	N/R	6,265,000
	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013:
2,500	5.000%, 11/15/26 (AMT)	5/23 at 100.00	N/R	2,575,500
1,740	5.000%, 11/15/36 (AMT)	5/23 at 100.00	N/R	1,759,262
1,570	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	8/20 at 100.00	BB-	1,571,225
	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
1,000	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	1,012,900
1,100	5.625%, 12/01/37, 144A	12/22 at 105.00	N/R	1,120,713
1,300	5.750%, 12/01/52, 144A	12/22 at 105.00	N/R	1,310,699
690	LT Ranch Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2019, 4.000%, 5/01/40	5/30 at 100.00	N/R	703,372
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017:
1,260	5.000%, 7/01/26	No Opt. Call	BB+	1,195,614
1,000	5.000%, 7/01/27	No Opt. Call	BB+	937,610
1,410	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017, 5.125%, 11/01/39	11/27 at 100.00	N/R	1,528,158
4,935	North Springs Improvement District, Browaard County, Florida, Special Assessment Bonds, Area C, Series 2017, 5.000%, 5/01/38	5/28 at 100.00	N/R	5,374,116
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2:
6,175	0.000%, 10/01/46	10/29 at 54.89	BBB-	2,504,704
500	0.000%, 10/01/54	10/29 at 40.38	BBB-	148,150
100	Parker Road Community Development District, Florida, Capital Improvement Revenue Bonds, Refudning Series 2020, 3.875%, 5/01/40	5/30 at 100.00	N/R	99,308
125	Portico Community Development District, Lee County, Florida, Special Assessment, Refunding Improvement Series 2020-1, 3.500%, 5/01/37	5/30 at 100.00	N/R	121,750
	Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A:
3,970	5.500%, 11/15/49	11/26 at 103.00	N/R	3,586,498
2,440	5.750%, 11/15/54	11/26 at 103.00	N/R	2,229,916

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,550	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50	5/29 at 100.00	N/R	$2,639,760
1,575	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-2, 4.750%, 5/01/29	No Opt. Call	N/R	1,608,359
500	Tuscaloosa County Industrial Development Authority, Florida, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	550,005
1,975	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47	11/31 at 100.00	N/R	2,197,168
500	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 1, Series 2017, 4.000%, 5/01/27	No Opt. Call	N/R	508,345
900	Westside Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2019, 4.125%, 5/01/38, 144A	5/29 at 100.00	N/R	930,348
143,650	Total Florida			128,648,406
	Georgia – 3.6% (2.2% of Total Investments)
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
1,250	6.500%, 1/01/29	1/28 at 100.00	N/R	1,047,937
5,030	6.750%, 1/01/35	1/28 at 100.00	N/R	4,225,301
16,765	7.000%, 1/01/40	1/28 at 100.00	N/R	14,097,688
4,504	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc Project, Series 2009A, 8.750%, 6/01/29	8/20 at 100.00	BB-	4,520,800
441	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	Baa2	512,764
850	White County Development Authority, Georgia, Revenue Bonds Truett McConnell University, Series 2019, 5.125%, 10/01/39	10/26 at 103.00	N/R	861,416
28,840	Total Georgia			25,265,906
	Guam – 0.8% (0.5% of Total Investments)
980	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 5.750%, 11/01/21	5/21 at 100.00	BB	991,172
4,425	Guam Government, General Obligation Bonds, Series 2019, 5.000%, 11/15/31 (AMT)	5/29 at 100.00	BB-	4,698,067
5,405	Total Guam			5,689,239
	Hawaii – 0.7% (0.4% of Total Investments)
1,150	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%, 1/01/45, 144A	1/25 at 100.00	Ba3	951,326
4,090	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc, Series 1997, 5.625%, 11/15/27 (AMT)	8/20 at 100.00	B+	4,093,067
5,240	Total Hawaii			5,044,393
	Illinois – 18.7% (11.5% of Total Investments)
1,305	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F, 5.000%, 12/01/31	12/20 at 100.00	B1	1,308,145
3,575	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.250%, 1/01/35	1/21 at 100.00	Ba1	3,595,842
2,800	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB-	2,998,968

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
$4,485	5.000%, 1/01/44	1/29 at 100.00	BBB-	$4,908,250
9,475	5.500%, 1/01/49	1/29 at 100.00	BBB-	10,660,038
3,965	Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	Ba1	4,265,190
1,020	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B1	1,021,591
350	Evergreen Park, Cook County, Illinois, Sales Tax Revenue Bonds, Evergreen Plaza Development Project, Senior Lien Series 2019A, 4.375%, 12/01/36, 144A	12/29 at 100.00	N/R	322,462
9,900	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017, 5.250%, 5/15/54	5/24 at 103.00	N/R	8,908,218
5,000	Illinois Finance Authority, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Cook LLC Northeastern Illinois University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	B-	4,439,550
1,000	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/34	6/26 at 100.00	BBB-	1,034,100
4,840	Illinois State, General Obligation Bonds, May Series 2018A, 5.000%, 5/01/32	5/28 at 100.00	BBB-	5,538,702
890	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/39	5/30 at 100.00	BBB-	1,061,841
	Illinois State, General Obligation Bonds, November Series 2017D:
4,600	5.000%, 11/01/28	11/27 at 100.00	BBB-	5,279,098
10,000	5.000%, 11/01/28 (UB) (7)	11/27 at 100.00	BBB-	11,476,300
	Illinois State, General Obligation Bonds, November Series 2019C:
15,000	4.000%, 11/01/43	11/29 at 100.00	BBB-	15,327,150
4,000	4.000%, 11/01/44	11/29 at 100.00	BBB-	4,076,320
3,700	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BB+	3,783,361
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
3,135	0.000%, 12/15/50	No Opt. Call	BB+	849,679
2,500	0.000%, 12/15/51	No Opt. Call	BB+	647,050
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A:
6,025	4.000%, 6/15/50	12/29 at 100.00	BB+	6,014,336
7,935	5.000%, 6/15/50	12/29 at 100.00	BB+	8,885,613
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A:
22,000	0.000%, 12/15/56 – BAM Insured	No Opt. Call	AA	6,313,780
22,500	0.000%, 12/15/56 – AGM Insured	No Opt. Call	A2	6,457,275
4,565	5.000%, 6/15/57	12/27 at 100.00	BB+	4,993,517
10,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 0.000%, 12/15/56 – AGM Insured	No Opt. Call	BB+	2,869,900
500	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39	1/26 at 100.00	N/R	475,150

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Second Lien Series 2020A:
$150	4.000%, 1/01/38	1/30 at 100.00	AA-	$164,433
120	4.000%, 1/01/39	1/30 at 100.00	AA-	131,164
1,000	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26 (5)	8/20 at 100.00	N/R	410,000
991	Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds, Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 (5)	8/20 at 100.00	N/R	822,406
1,000	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannoball & Beecher, Series 2007, 5.750%, 3/01/28	8/20 at 100.00	N/R	1,000,430
168,326	Total Illinois			130,039,859
	Indiana – 0.8% (0.5% of Total Investments)
140	Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at the Wigwam Project, Series 2020A, 5.375%, 1/01/40	1/27 at 102.00	N/R	141,645
3,105	Indiana Finance Authority, Educational Facilities Revenue Bonds, Earlham College, Refunding Series 2013, 5.000%, 10/01/32	10/23 at 100.00	N/R	3,171,665
2,325	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013, 7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	2,587,376
5,570	Total Indiana			5,900,686
	Iowa – 3.4% (2.1% of Total Investments)
8,540	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba3	8,704,053
1,320	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B	1,384,231
2,500	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	8/20 at 104.00	B	2,602,100
4,125	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	4,293,547
750	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	790,463
1,500	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.375%, 6/01/38	8/20 at 100.00	B-	1,520,610
4,125	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	8/20 at 100.00	B-	4,181,678
22,860	Total Iowa			23,476,682
	Kansas – 0.5% (0.3% of Total Investments)
1,950	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	8/20 at 100.00	BBB	1,950,312
1,365	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.750%, 9/01/32	9/25 at 100.00	N/R	1,233,510
3,315	Total Kansas			3,183,822

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana – 2.5% (1.5% of Total Investments)
$7,140	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Jefferson Parish GOMESA Project, Series 2019, 4.000%, 11/01/44, 144A	11/29 at 100.00	N/R	$6,777,788
375	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Cove at Nola Apartments, Series 2017A, 4.000%, 12/01/27	12/22 at 105.00	BB+	320,426
4,350	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-2, 6.500%, 11/01/35	11/20 at 100.00	BBB-	4,394,370
260	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake Charles College Prep Project, Series 2019A, 5.000%, 6/01/58, 144A	6/27 at 100.00	N/R	259,106
200	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2008, 6.100%, 6/01/38 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	237,954
1,235	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	1,477,678
800	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010A, 6.350%, 10/01/40, 144A	6/30 at 100.00	BB-	957,200
695	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	826,890
1,085	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	1,193,695
975	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	970,983
17,115	Total Louisiana			17,416,090
	Maryland – 0.9% (0.5% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,480	5.000%, 9/01/24	No Opt. Call	BB	1,379,183
1,000	5.000%, 9/01/39	9/27 at 100.00	BB-	917,230
680	5.000%, 9/01/46	9/27 at 100.00	BB-	647,727
2,000	Maryland Economic Development Corporation, Private Activity Revenue Bonds FCP, Purple Line Light Rail Project, Green Bonds, Series 2016B, 5.000%, 9/30/26 (AMT)	11/21 at 100.00	CCC	2,001,640
1,000	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	CCC	1,001,970
6,160	Total Maryland			5,947,750
	Massachusetts – 2.1% (1.3% of Total Investments)
1,620	Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series 2019, 5.000%, 6/15/54	6/26 at 100.00	N/R	1,644,980
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2017:
1,000	5.000%, 7/01/37	7/27 at 100.00	B	915,770
3,900	5.000%, 7/01/42	7/27 at 100.00	B	3,484,494
9,500	5.000%, 7/01/47	7/27 at 100.00	B	8,388,310
16,020	Total Massachusetts			14,433,554

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan – 5.4% (3.3% of Total Investments)
$40	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/44	11/27 at 102.00	BB	$40,918
918,130	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series 2008C, 0.000%, 6/01/58	6/33 at 11.41	N/R	37,882,044
918,170	Total Michigan			37,922,962
	Minnesota – 0.5% (0.3% of Total Investments)
500	Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership Academy Project, Series 2018A, 5.000%, 7/01/53	7/26 at 102.00	N/R	516,460
1,300	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A, 5.750%, 7/01/46	7/25 at 100.00	N/R	1,371,357
440	Columbia Heights, Minnesota, Charter School Lease Revenue Bonds, Prodeo Academy Project, Series 2019A, 5.000%, 7/01/54	7/27 at 102.00	N/R	448,215
130	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship Academy of the Arts Project, Series 2019A, 5.250%, 12/01/52, 144A	12/27 at 100.00	N/R	134,053
30	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A, 5.000%, 7/01/40	7/30 at 100.00	N/R	31,334
1,000	Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health Services Project, Refunding Series 2020, 3.950%, 3/01/50	3/25 at 101.00	N/R	830,640
3,400	Total Minnesota			3,332,059
	Missouri – 0.0% (0.0% of Total Investments)
315	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 4.000%, 8/01/38	8/26 at 100.00	Ba1	326,205
	Nevada – 3.2% (2.0% of Total Investments)
9,385	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018, 6.950%, 2/15/38 (AMT), 144A	8/28 at 100.00	N/R	9,581,053
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
2,400	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	2,401,152
340	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	330,507
2,750	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38 (AMT), 144A	8/29 at 100.00	N/R	2,506,570
56,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018C, 0.000%, 7/01/58, 144A	7/38 at 31.26	N/R	7,587,440
70,875	Total Nevada			22,406,722
	New Hampshire – 0.1% (0.0% of Total Investments)
470	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42 (AMT), 144A	7/23 at 100.00	B-	480,260

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey – 4.1% (2.5% of Total Investments)
$4,000	New Jersey Economic Development Authority Revenue Bonds, Black Horse EHT Urban Renewal LLC Project, Series 2019A, 5.000%, 10/01/39, 144A	10/27 at 102.00	N/R	$3,837,840
5,475	New Jersey Economic Development Authority, Revenue Bonds, White Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40, 144A	1/28 at 102.00	N/R	5,217,182
7,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Refunding Series 2012, 5.750%, 9/15/27 (AMT)	9/22 at 100.00	B	7,400,100
2,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999, 5.250%, 9/15/29 (AMT)	8/22 at 101.00	B+	2,561,475
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39 (UB) (7)	No Opt. Call	BBB+	7,782,450
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B:
1,260	5.000%, 1/01/37 (AMT)	1/28 at 100.00	Baa1	1,394,165
500	5.000%, 1/01/42 (AMT)	1/28 at 100.00	Baa1	546,975
36,235	Total New Jersey			28,740,187
	New Mexico – 1.4% (0.9% of Total Investments)
9,500	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019A, 3.000%, 8/01/48 (7)	8/29 at 100.00	Aa3	9,919,235
	New York – 8.7% (5.4% of Total Investments)
950	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014, 5.250%, 11/01/34	11/24 at 100.00	BB	1,011,094
450	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2018A, 4.000%, 8/01/38	8/28 at 100.00	Baa3	493,155
36,150	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/01/60	8/20 at 5.06	N/R	1,627,111
650	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A, 5.730%, 2/01/50	2/30 at 100.00	N/R	667,219
1,570	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55	5/30 at 100.00	BBB+	1,791,543
12,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	13,310,375
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
3,235	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	3,434,729
6,960	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	7,377,322
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
2,410	5.000%, 8/01/21 (AMT)	No Opt. Call	B-	2,422,942
8,170	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B-	8,194,265
3,000	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B-	3,000,270

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$875	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020, 5.375%, 8/01/36 (AMT)	8/30 at 100.00	B-	$915,267
1,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/36	12/20 at 100.00	BBB	1,007,180
2,950	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, 5.000%, 1/01/32 (AMT)	1/26 at 100.00	B1	2,641,076
12,700	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	13,064,998
93,570	Total New York			60,958,546
	Ohio – 11.5% (7.1% of Total Investments)
89,235	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	12,923,905
325	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	326,092
23,725	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	26,186,469
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
655	5.000%, 12/01/24	12/22 at 100.00	N/R	660,043
1,000	5.750%, 12/01/34	12/22 at 100.00	N/R	988,390
1,000	6.000%, 12/01/43	12/22 at 100.00	N/R	987,540
7,610	Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc Project, Series 1998, 5.375%, 9/15/27 (AMT)	8/20 at 100.00	B	7,614,414
	Evans Farm New Communty Authority, Ohio, Community Development Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020:
2,170	3.750%, 12/01/38	6/29 at 100.00	N/R	2,045,833
140	4.000%, 12/01/46	6/29 at 100.00	N/R	128,537
5,000	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51	12/29 at 100.00	BBB-	4,879,200
940	Hilliard Hickory Chase Community Authority, Ohio, Infustructure Improvement Revenue Bonds, Hickory Chase Project, Senior Series 2019A, 5.000%, 12/01/40, 144A	12/29 at 100.00	N/R	952,859
5,020	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (5)	No Opt. Call	N/R	6,275
14,950	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49 (AMT), 144A	7/29 at 100.00	B3	15,261,857
2,085	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (5)	No Opt. Call	N/R	2,606
4,140	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (5)	No Opt. Call	N/R	5,175

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$2,895	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	$2,916,712
2,470	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/20 (5)	No Opt. Call	N/R	3,088
2,000	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33 (5)	No Opt. Call	N/R	2,500
2,510	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (5)	No Opt. Call	N/R	3,138
2,015	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	2,030,112
1,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	896,250
1,500	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, StoryPoint Waterville Project, Series 2016A-1, 6.375%, 1/15/51, 144A (4)	1/24 at 104.00	N/R	1,402,500
172,385	Total Ohio			80,223,495
	Oklahoma – 1.0% (0.6% of Total Investments)
2,475	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2000B, 5.500%, 6/01/35 (AMT)	6/23 at 100.00	N/R	2,490,840
860	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001B, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	865,504
3,475	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (AMT) (Mandatory Put 6/01/25)	6/25 at 100.00	B-	3,498,421
6,810	Total Oklahoma			6,854,765
	Oregon – 0.0% (0.0% of Total Investments)
100	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A, 5.000%, 6/15/49, 144A	6/27 at 102.00	N/R	101,208
	Pennsylvania – 5.8% (3.5% of Total Investments)
600	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.750%, 12/01/27	12/21 at 100.00	Caa2	576,762
1,125	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	Caa2	1,020,285
	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019:
5,970	4.875%, 11/01/24	No Opt. Call	Caa2	5,692,216
4,745	5.125%, 5/01/30	No Opt. Call	Caa2	4,298,163

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A:
$3,300	4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	$3,324,750
560	3.500%, 4/01/41 (5)	No Opt. Call	N/R	700
1,440	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (5)	No Opt. Call	N/R	1,800
1,025	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (5)	No Opt. Call	N/R	1,281
5,355	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (5)	No Opt. Call	N/R	6,694
1,280	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory Put 4/01/21)	No Opt. Call	N/R	1,289,600
2,565	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Alvernia University Project, Series 2020, 5.000%, 10/01/49	10/29 at 100.00	BB+	2,638,898
1,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%, 12/01/30	12/25 at 100.00	N/R	1,023,380
	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2017A:
1,825	5.125%, 10/15/37	4/27 at 100.00	BB	1,952,221
3,250	5.250%, 10/15/47	4/27 at 100.00	BB	3,443,700
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Asbury Pennsylvania Obligated Group, Refunding Series 2019:
2,160	5.000%, 1/01/39	1/25 at 104.00	N/R	2,124,187
1,240	5.000%, 1/01/45	1/25 at 104.00	N/R	1,192,607
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	1,809,595
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40 (AMT), 144A (WI/DD, Settling 9/22/20)	6/30 at 100.00	N/R	1,808,804
7,420	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	CCC+	6,205,494
1,025	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/27	11/25 at 100.00	Baa1	1,121,617
545	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A	12/27 at 100.00	N/R	555,578
49,870	Total Pennsylvania			40,088,332
	Puerto Rico – 9.6% (5.9% of Total Investments)
9,040	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	8/20 at 100.00	CC	9,209,500

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
$405	5.000%, 7/01/21	No Opt. Call	CC	$420,694
2,415	5.000%, 7/01/33	7/22 at 100.00	CC	2,490,469
2,085	6.000%, 7/01/47	7/22 at 100.00	CC	2,181,431
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
2,070	3.957%, 7/01/29 (5)	7/22 at 100.00	D	1,423,125
3,170	3.957%, 7/01/42 (5)	7/22 at 100.00	D	2,179,375
1,000	3.961%, 7/01/42 (5)	7/22 at 100.00	D	687,500
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT:
25	3.957%, 7/01/21 (5)	8/20 at 100.00	D	17,188
3,750	3.957%, 7/01/26 (5)	8/20 at 100.00	D	2,578,125
3,795	5.000%, 7/01/32 (5)	8/20 at 100.00	D	2,609,062
1,860	3.957%, 7/01/37 (5)	8/20 at 100.00	D	1,278,750
1,750	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/32 – NPFG Insured (5)	No Opt. Call	D	1,789,445
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
1,124	3.978%, 7/01/28 (5)	8/20 at 100.00	D	775,560
468	3.978%, 7/01/29 (5)	8/20 at 100.00	D	322,920
346	3.978%, 7/01/31 (5)	8/20 at 100.00	D	238,740
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
2,995	3.957%, 7/01/28 (5)	8/20 at 100.00	D	2,059,062
500	3.978%, 7/01/28 (5)	8/20 at 100.00	D	345,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
100	3.978%, 7/01/27 (5)	8/20 at 100.00	D	69,000
4,000	3.978%, 7/01/35 (5)	8/20 at 100.00	D	2,760,000
8,555	3.978%, 7/01/40 (5)	8/20 at 100.00	D	5,902,950
400	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 3.978%, 7/01/24 (5)	8/20 at 100.00	D	276,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
5,000	4.123%, 7/01/33 (5)	7/23 at 100.00	D	3,525,000
10,000	4.102%, 7/01/36 (5)	7/23 at 100.00	D	7,025,000
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016A-4-RSA-1, 4.371%, 7/01/20 (5)	No Opt. Call	N/R	730,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
190	3.988%, 7/01/22 (5)	8/20 at 100.00	D	131,338
373	3.988%, 7/01/23 (5)	8/20 at 100.00	D	257,836
25	3.978%, 7/01/33 (5)	8/20 at 100.00	D	17,250

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$22,095	0.000%, 7/01/46	7/28 at 41.38	N/R	$6,462,801
34,582	0.000%, 7/01/51	7/28 at 30.01	N/R	7,294,107
0 (8)	5.000%, 7/01/58	7/28 at 100.00	N/R	84
2,500	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2014A, 3.180%, 7/01/35 (5)	8/20 at 100.00	D	1,465,625
500	University of Puerto Rico, University System Revenue Bonds, Series 2006Q, 5.000%, 6/01/24	8/20 at 100.00	C	491,875
126,118	Total Puerto Rico			67,014,812
	South Carolina – 0.1% (0.1% of Total Investments)
430	Berkeley County, South Carolina, Special Assessment Revenue Bonds, Nexton Improvement District, Series 2019, 4.375%, 11/01/49	11/29 at 100.00	N/R	434,902
400	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020, 5.000%, 1/01/55, 144A	1/30 at 100.00	N/R	366,368
830	Total South Carolina			801,270
	Tennessee – 1.8% (1.1% of Total Investments)
1,000	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B, 0.000%, 12/01/31, 144A	No Opt. Call	N/R	533,270
4,000	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42, 144A	12/26 at 100.00	N/R	3,716,000
2,000	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014, 5.250%, 5/01/25, 144A (5)	11/24 at 100.00	N/R	1,600,000
1,000	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46	7/27 at 100.00	N/R	989,940
5,965	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena Project, Junior Subordinate Lien Series 2002D, 0.000%, 10/01/31	8/20 at 51.93	N/R	3,027,834
3,285	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena Project, Junior Subordinate Lien Series 2002E, 0.000%, 4/01/34	8/20 at 44.80	N/R	1,376,678
1,500	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A, 6.500%, 6/01/27, 144A (5)	No Opt. Call	N/R	975,000
18,750	Total Tennessee			12,218,722
	Texas – 2.4% (1.5% of Total Investments)
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
500	5.000%, 1/01/31	1/27 at 100.00	BBB-	508,340
500	5.000%, 1/01/32	1/27 at 100.00	BBB-	508,535

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B:
$540	5.000%, 1/01/25	No Opt. Call	BB-	$519,637
475	5.000%, 1/01/29	1/27 at 100.00	BB-	458,100
850	5.000%, 1/01/34	1/27 at 100.00	BB-	821,499
4,665	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc - Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (AMT)	7/21 at 100.00	B	4,761,705
650	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	B	668,850
250	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 4.750%, 9/01/37, 144A	9/26 at 100.00	N/R	252,223
200	Manor, Texas, Special Assessment Revenue Bonds, Lagos Public Improvement District Major Improvement Area Project, Series 2020, 4.625%, 9/15/49, 144A	9/30 at 100.00	N/R	213,740
520	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2019A, 5.000%, 8/15/49, 144A	8/24 at 100.00	N/R	536,245
625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, LLC-Texas A&M University-Corpus Christi Project, Series 2016A, 5.000%, 4/01/48	4/26 at 100.00	B	579,137
400	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/29	4/24 at 100.00	Baa3	411,320
2,100	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015B, 4.375%, 7/01/21	No Opt. Call	CCC	1,974,273
110	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone B Project, Series 2019, 5.375%, 9/01/50, 144A	9/30 at 100.00	N/R	115,002
145	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 2 Project, Series 2019, 4.750%, 9/15/49, 144A	9/27 at 100.00	N/R	155,566
	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, CC Young Memorial Home Project, Series 2016A:
1,000	6.375%, 2/15/41	2/27 at 100.00	N/R	824,070
4,575	6.375%, 2/15/48	2/27 at 100.00	N/R	3,773,368
18,105	Total Texas			17,081,610
	Utah – 0.1% (0.1% of Total Investments)
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Leadership Learning Academy Project, Series 2019A, 5.000%, 6/15/50, 144A	6/27 at 102.00	N/R	1,035,420
	Virgin Islands – 4.3% (2.7% of Total Investments)
710	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	N/R	647,066
16,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C, 5.000%, 10/01/30	10/24 at 100.00	N/R	14,661,920
700	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	671,167

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virgin Islands (continued)
$1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Caa3	$950,120
13,725	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A, 6.625%, 10/01/29	8/20 at 100.00	Caa3	13,255,879
32,135	Total Virgin Islands			30,186,152
	Virginia – 1.6% (1.0% of Total Investments)
	Roanoke Economic Development Authority, Virginia Residential Care Facility Revenue Bonds, Richfield Living, Series 2020:
5,870	5.000%, 9/01/50	9/27 at 103.00	N/R	5,753,422
4,840	5.125%, 9/01/55	9/27 at 103.00	N/R	4,835,789
500	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019B, 7.500%, 7/01/52, 144A	No Opt. Call	N/R	508,515
11,210	Total Virginia			11,097,726
	Washington – 0.2% (0.1% of Total Investments)
1,125	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc Project, Series 2012, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	BB	1,158,199
	West Virginia – 0.5% (0.3% of Total Investments)
	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A:
3,000	5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	3,140,310
625	5.750%, 6/01/43, 144A	6/27 at 100.00	N/R	655,456
3,625	Total West Virginia			3,795,766
	Wisconsin – 8.5% (5.2% of Total Investments)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, 21st Century Public Academy Project, Series 2020A:
750	5.000%, 6/01/40, 144A	6/28 at 102.00	N/R	759,832
1,340	5.000%, 6/01/49, 144A	6/28 at 102.00	N/R	1,323,773
365	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	373,351
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
3,000	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	3,025,590
3,990	5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	3,910,320
2,000	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A	10/29 at 100.00	N/R	2,014,600
	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A:
12,695	6.250%, 8/01/27, 144A	No Opt. Call	N/R	11,242,692
2,750	6.750%, 8/01/31, 144A	No Opt. Call	N/R	2,377,072

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
$555	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	$483,671
13,915	7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	12,179,243
215	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A	No Opt. Call	N/R	127,560
	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A:
285	5.000%, 12/01/27	No Opt. Call	BBB-	319,451
1,765	5.200%, 12/01/37	12/27 at 100.00	BBB-	1,924,591
2,000	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A, 7.000%, 7/01/48, 144A	7/28 at 100.00	N/R	2,152,660
635	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020, 5.000%, 4/01/50, 144A	4/30 at 100.00	BB	676,516
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
5,885	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	5,196,102
250	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	215,858
8,735	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	7,600,673
3,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/54	11/26 at 103.00	N/R	3,012,990
64,130	Total Wisconsin			58,916,545
$2,410,089	Total Municipal Bonds (cost $1,113,464,512)			1,099,463,318

Shares	Description (1)	Value
	COMMON STOCKS – 2.7% (1.7% of Total Investments)
	Electric Utilities – 2.7% (1.7% of Total Investments)
859,113	Energy Harbor Corp (9), (10), (11)	$19,287,087
	Total Common Stocks (cost $21,914,877)	19,287,087

Shares	Description (1), (12)	Value
	EXCHANGE-TRADED FUNDS – 0.3% (0.2% of Total Investments)
32	VanEck Vectors High-Yield Municipal Index ETF	$1,936,320
	Total Exchange-Traded Funds (cost $2,058,659)	1,936,320
	Total Long-Term Investments (cost $1,137,438,048)	1,120,686,725

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
SHORT-TERM INVESTMENTS – 2.1% (1.3% of Total Investments)
MUNICIPAL BONDS – 2.1% (1.3% of Total Investments)

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
	New York – 2.1% (1.3% of Total Investments)
$14,450	Dormitory Authority of the State of New York, Revenue Bonds, Variable Rate Demand Obligations, Rockefeller University, Series 2002A-2, 0.150%, 7/01/32 (13)	7/20 at 100.00	VMIG1	$14,450,000
$14,450	Total Short-Term Investments (cost $14,450,000)			14,450,000
	Total Investments (cost $1,151,888,048) – 162.8%			1,135,136,725
	Floating Rate Obligations – (1.9)%			(13,203,000)
	MuniFund Term Preferred Shares, net of deferred offering costs – (64.4)% (14)			(448,915,784)
	Other Assets Less Liabilities – 3.5%			24,056,629
	Net Assets Applicable to Common Shares – 100%			$697,074,570
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,091,057,661	$8,405,657	$1,099,463,318
Common Stocks	—	19,287,087	—	19,287,087
Exchange-Traded Funds	1,936,320	—	—	1,936,320
Short-Term Investments:
Municipal Bonds	—	14,450,000	—	14,450,000
Total	$1,936,320	$1,124,794,748	$8,405,657	$1,135,136,725

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
NMCO
Municipal Bonds	$ —	$ —	$ —	$(7,003,157)	$7,003,157	$ —
The following is a reconociliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
Level 3
Municipal Bonds
Balance at the beginning of period	$ –
Gains (losses):
Net realized gains (losses)	–
Change in net unrealized appreciation (depreciation)	244,215
Purchases at cost	1,158,285
Sales at proceeds	–
Net discounts (premiums)	–
Transfers into	7,003,157
Transfers (out of)	–
Balance at the end of period	$8,405,657
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end	$(1,037,192)
As of the measurement date, Municipal Bonds categorized as Level 3 are fair valued utilizing a mid-point price of the recovery estimate based on non-public information.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	Principal Amount (000) rounds to less than $1,000.
(9)	Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33.
(10)	For fair value measurement disclosure purposes, investment classified as Level 2.
(11)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(12)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(13)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(14)	MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 39.5%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.